Information about Changes in Fair Value of Level 3 Assets (Detail) - Asset-backed securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 16,249.4	₨ 0.0
Included in earnings	85.7	0.0
Included in other comprehensive income	(156.0)	(315.0)
Purchases/additions	4,575.8	16,564.4
Sales	0.0	0.0
Issuances	0.0	0.0
Settlements	(3,746.8)	0.0
Transfers in Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Foreign currency translation adjustment	0.0	0.0
Ending Balance	17,008.1	16,249.4
Total amount of gains or (losses) included in earnings attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	₨ 0.0	₨ 0.0